Taxes, Amounts to be Restituted to Customers, Income Tax and Social Contribution	12 Months Ended
Dec. 31, 2018
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Taxes, Amounts to be Restituted to Customers, Income Tax and Social Contribution

21. TAXES PAYABLE, AMOUNTS TO BE RESTITUTED TO CUSTOMERS, INCOME TAX AND SOCIAL CONTRIBUTION

a) Taxes payable and amounts to be restituted to customers

	2018	2017
Current
ICMS (I)	168	497
COFINS	146	126
PASEP	32	27
INSS	23	20
Outros	41	35

	410	705

Non-current
COFINS	25	24
PASEP	4	4

	29	28

	439	733

Amounts to be restituted to customers
Non-current
PASEP/COFINS (II)	1,124	1,087

	1,124	1,087

(I)	ICMS (value added) tax

In 2017, the subsidiary Cemig D accepted the Minas Gerais State tax amnesty plan (PRCT) for settlement the ICMS tax on the CDE subsidy from the period of January 2013 to October 2016, and also the ICMS tax arising from classification of residential condominiums in the commercial customer category, from 2013 to 2015. The amount included in the PRCT for Cemig D, R$ 557 (net of the 90% reduction in interest and penalty), was paid in 6 (six) installments, updated at 50% of the Selic rate and the last payment was done on April 2, 2018.

(II)

The non-current obligations for Pasep and Cofins taxes include amounts relating to the Court challenge of the constitutionality of inclusion of ICMS tax within the basis on which these contributions are calculated. The subsidiaries Cemig D and Cemig GT obtain interim relief from the Court allowing them not to make the payment and authorizing payment of the deposits into court (starting in 2008), and maintained this procedure until August 2011. After that date, while continuing to challenge the basis of the calculation in court, it opted to pay the taxes monthly.

In October 2017, the Federal Supreme Court (STF) published its Joint Judgment on the Extraordinary Appeal, in the form that creates overall precedent, in favor of the argument of the two subsidiaries. Based on the opinion of its legal advisers, the subsidiaries write off the liabilities for these contributions, and Cemig D recorded a liability for the reimbursement of these amounts to its customers. At the end of 2018 this liability was R$ 1,124 (R$ 1,087 in 2017), which is equivalent to the updated value of the escrow deposits amounting R$ 1,149 (R$ 1,110 in 2017), net of the Pasep and Cofins taxes applicable to the amounts of the inflation-adjustment updating, which was R$ 25 (R$ 23 in 2017). This liability has been constituted since Cemig D passes through to its customers the tax effects which are incident upon energy bills, maintaining what is referred to as ‘tariff neutrality’. The restitution to customers will depend upon the court escrow deposit being lifted and decision by the regulator (Aneel) on the mechanisms to be adopted. There were no effects on the statement of income resulting from this matter.

b) Income tax and social contribution

	2018	2017
Current
Income tax	83	88
Social contribution	29	27

	112	115